UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6325

Dreyfus Midcap Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2009 (Unaudited)

Common Stocks--96.3%	Shares	Value ($)
Consumer Discretionary--15.2%
99 Cents Only Stores	92,662 a	1,357,498
Aaron's	109,210 a	2,999,999
Advance Auto Parts	193,049	8,924,655
Aeropostale	136,262 a,b	4,959,937
American Eagle Outfitters	419,539	6,037,166
American Greetings, Cl. A	79,333	1,251,081
AnnTaylor Stores	116,573 a,b	1,407,036
Barnes & Noble	75,166 a	1,731,073
Blyth	12,237	519,216
Bob Evans Farms	62,918 a	1,825,880
BorgWarner	236,797 a	7,859,292
Boyd Gaming	115,550 a	1,061,904
Brink's Home Security Holdings	83,001 b	2,475,090
Brinker International	207,798	3,457,759
Callaway Golf	127,825 a	814,245
Career Education	150,275 a,b	3,444,303
Carmax	447,973 a,b	7,225,804
Cheesecake Factory	121,205 a,b	2,347,741
Chico's FAS	360,763 a,b	4,137,952
Chipotle Mexican Grill, Cl. A	64,760 a,b	6,076,431
Coldwater Creek	94,400 a,b	692,896
Collective Brands	130,683 a,b	2,080,473
Corinthian Colleges	177,147 a,b	2,735,150
Dick's Sporting Goods	173,942 b	3,452,749
Dollar Tree	182,684 b	8,425,386
DreamWorks Animation SKG, Cl. A	151,655 b	4,778,649
Foot Locker	315,345	3,494,023
Fossil	90,978 b	2,396,360
Gentex	280,211	4,194,759
Guess?	119,828 a	3,483,400
Hanesbrands	192,812 b	3,836,959
Harte-Hanks	76,880 a	831,842
International Speedway, Cl. A	54,943	1,404,892
ITT Educational Services	63,108 a,b	6,143,564
J Crew Group	105,699 a,b	2,976,484
John Wiley & Sons, Cl. A	84,821	2,704,942
Krispy Kreme Doughnuts (Warrants
3/2/12)	6,401 b	384
Lamar Advertising, Cl. A	155,027 a,b	3,261,768
Life Time Fitness	71,222 a,b	1,812,600
LKQ	285,129 a,b	5,115,214
Marvel Entertainment	98,989 b	3,916,005
Matthews International, Cl. A	60,531	1,892,199
MDC Holdings	75,317	2,654,171
Mohawk Industries	114,171 a,b	5,888,940
NetFlix	83,368 a,b	3,663,190
NVR	11,761 b	7,070,125
Panera Bread, Cl. A	63,331 a,b	3,480,672
PetSmart	256,244	5,732,178
Phillips-Van Heusen	104,827	3,708,779
Priceline.com	84,633 a,b	10,970,129
Regis	112,361	1,534,851
Rent-A-Center	132,195 b	2,744,368
Ross Stores	257,521	11,354,101
Ryland Group	88,404 a	1,765,428

Saks	290,004 a,b	1,484,820
Scholastic	50,694 a	1,143,150
Scientific Games, Cl. A	128,748 b	2,320,039
Service Corporation International	510,991	3,229,463
Sotheby's	133,113 a	2,006,013
Strayer Education	28,489 a	6,050,494
Thor Industries	72,539 a	1,734,407
Timberland, Cl. A	91,062 b	1,242,086
Toll Brothers	268,605 a,b	5,253,914
Tupperware Brands	127,446	4,342,085
Under Armour, Cl. A	75,253 a,b	1,827,895
Urban Outfitters	232,515 a,b	5,589,661
Warnaco Group	93,213 b	3,386,428
Wendy's/Arby's Group, Cl. A	850,616	3,895,821
Williams-Sonoma	175,316 a	2,464,943
WMS Industries	99,505 a,b	3,598,101
		249,681,012
Consumer Staples--3.8%
Alberto-Culver	173,640	4,448,657
BJ's Wholesale Club	112,935 a,b	3,766,382
Church & Dwight	142,700	8,416,446
Corn Products International	151,710 a	4,247,880
Energizer Holdings	140,807 b	9,020,096
Flowers Foods	159,797 a	3,776,003
Hansen Natural	147,365 a,b	4,569,789
Lancaster Colony	39,252	1,787,536
NBTY	112,073 b	4,057,043
PepsiAmericas	114,027	3,053,643
Ralcorp Holdings	114,977 b	7,302,189
Ruddick	77,518 a	1,821,673
Smithfield Foods	241,828 a,b	3,276,769
Tootsie Roll Industries	52,753 a	1,273,985
Universal	49,483 a	1,883,818
		62,701,909
Energy--6.1%
Arch Coal	327,434 a	5,700,626
Bill Barrett	75,955 a,b	2,399,418
Cimarex Energy	169,389 a	6,060,738
Comstock Resources	94,571 a,b	3,640,983
Encore Acquisition	107,408 b	3,823,725
Exterran Holdings	127,292 a,b	2,213,608
Forest Oil	226,686 a,b	3,819,659
Frontier Oil	213,336 a	2,965,370
Helix Energy Solutions Group	200,506 a,b	2,103,308
Helmerich & Payne	214,316 a	7,363,898
Mariner Energy	204,405 a,b	2,450,816
Newfield Exploration	269,467 b	10,598,137
Oceaneering International	111,251 b	5,664,901
Overseas Shipholding Group	47,856 a	1,643,854
Patriot Coal	144,374 a,b	1,208,410
Patterson-UTI Energy	312,012 a	4,308,886
Plains Exploration & Production	247,766 b	7,098,496
Pride International	352,691 a,b	8,841,963
Quicksilver Resources	230,776 a,b	2,644,693
Southern Union	252,273	4,889,051
Superior Energy Services	159,132 b	2,640,000
Tidewater	105,146	4,731,570
Unit	96,806 a,b	3,067,782
		99,879,892
Financial--17.2%
Affiliated Managers Group	83,923 a,b	5,540,596
Alexandria Real Estate Equities	80,166 a	3,055,126

AMB Property	297,273 a	5,888,978
American Financial Group	153,108	3,734,304
AmeriCredit	270,256 a,b	4,240,317
Apollo Investment	281,773 a	2,006,224
Arthur J. Gallagher & Co.	203,801	4,667,043
Associated Banc-Corp	260,199 a	2,820,557
Astoria Financial	167,552 a	1,626,930
BancorpSouth	147,582 a	3,320,595
Bank of Hawaii	97,293 a	3,733,132
BRE Properties	104,383 a	2,477,009
Brown & Brown	236,033	4,527,113
Camden Property Trust	130,442	3,849,343
Cathay General Bancorp	98,074 a	894,435
City National	87,272 a	3,442,008
Commerce Bancshares	135,077	4,951,923
Corporate Office Properties Trust	116,761 a	3,959,366
Cousins Properties	87,881 a	757,534
Cullen/Frost Bankers	120,837 a	5,803,801
Duke Realty	455,361 a	4,321,376
Eaton Vance	237,625 a	6,800,827
Equity One	72,686 a	1,093,924
Essex Property Trust	55,870 a	3,632,109
Everest Re Group	125,010	10,028,302
Federal Realty Investment Trust	120,149 a	6,854,500
Fidelity National Financial, Cl. A	477,299	6,849,241
First American	189,578	5,602,030
First Niagara Financial Group	304,744	4,007,384
FirstMerit	166,867	3,117,076
Fulton Financial	346,747 a	2,344,010
Hanover Insurance Group	104,022	4,089,105
HCC Insurance Holdings	228,117	5,725,737
Highwoods Properties	144,183 a	3,692,527
Horace Mann Educators	80,300	911,405
Hospitality Properties Trust	227,061 a	3,585,293
International Bancshares	101,126 a	1,332,841
Jefferies Group	257,383 a,b	5,883,775
Jones Lang LaSalle	84,007 a	3,188,906
Liberty Property Trust	214,669	5,961,358
Macerich	161,135 a	3,169,520
Mack-Cali Realty	159,185	4,442,853
Mercury General	72,530	2,543,627
Nationwide Health Properties	208,593 a	6,053,369
New York Community Bancorp	701,552	7,674,979
NewAlliance Bancshares	217,524	2,664,669
Old Republic International	489,192	5,058,245
Omega Healthcare Investors	167,842 a	2,804,640
PacWest Bancorp	48,438 a	778,883
Potlatch	81,037 a	2,396,264
Protective Life	174,480	2,608,476
Raymond James Financial	200,357 a	4,111,326
Rayonier	160,586 a	6,261,248
Realty Income	212,160 a	5,002,733
Regency Centers	162,687 a	5,218,999
Reinsurance Group of America	147,949	6,139,884
SEI Investments	271,733	5,135,754
SL Green Realty	156,311 a	4,029,698
StanCorp Financial Group	99,814	3,435,598
SVB Financial Group	67,248 a,b	2,370,492
Synovus Financial	556,460 a	1,953,175
TCF Financial	229,499 a	3,245,116
Trustmark	99,438 a	1,978,816
UDR	306,289 a	3,200,720

Unitrin	97,461	1,285,511
Valley National Bancorp	288,576 a	3,670,687
W.R. Berkley	279,679	6,496,943
Waddell & Reed Financial, Cl. A	175,023	4,965,403
Washington Federal	179,392 a	2,498,931
Webster Financial Corp.	130,139 a	1,471,872
Weingarten Realty Investors Trust	216,679 a	3,343,357
Westamerica Bancorporation	59,426 a	3,105,603
Wilmington Trust	141,321 a	1,623,778
		281,059,229
Health Care--11.9%
Affymetrix	142,300 b	1,257,932
Beckman Coulter	128,294	8,081,239
Bio-Rad Laboratories, Cl. A	39,006 b	3,020,625
Cerner	137,475 a,b	8,946,873
Charles River Laboratories
International	134,437 a,b	4,445,832
Community Health Systems	188,062 a,b	5,325,916
Covance	129,929 a,b	7,165,584
Edwards Lifesciences	113,814 b	7,444,574
Endo Pharmaceuticals Holdings	238,288 b	5,006,431
Gen-Probe	105,906 a,b	3,931,231
Health Management Associates, Cl.
A	495,000 a,b	2,984,850
Health Net	211,374 b	2,859,890
Henry Schein	183,226 b	9,414,152
Hill-Rom Holdings	123,846 a	2,122,720
Hologic	521,372 b	7,658,955
IDEXX Laboratories	119,980 a,b	5,977,404
Immucor	138,985 a,b	2,315,490
Kindred Healthcare	60,500 b	849,420
Kinetic Concepts	110,976 a,b	3,509,061
LifePoint Hospitals	110,660 a,b	3,060,856
Lincare Holdings	140,023 a,b	3,665,802
Masimo	98,420 a,b	2,406,369
Medicis Pharmaceutical, Cl. A	112,242 a	1,921,583
Mettler-Toledo International	68,458 b	5,754,579
Omnicare	211,906 a	5,058,196
OSI Pharmaceuticals	117,958 a,b	3,985,801
Owens & Minor	84,745 a	3,754,204
Perrigo	157,919 a	4,285,922
Pharmaceutical Product Development	239,718 a	4,978,943
Psychiatric Solutions	114,534 a,b	3,094,709
Resmed	153,183 b	6,280,503
Sepracor	222,388 a,b	3,858,432
STERIS	116,615 a	3,274,549
Techne	75,735	4,833,408
Teleflex	80,880	3,879,005
Thoratec	114,943 a,b	2,889,667
United Therapeutics	47,357 a,b	4,386,205
Universal Health Services, Cl. B	99,847	5,552,492
Valeant Pharmaceuticals
International	167,169 a,b	4,312,960
Varian	57,357 b	2,911,441
VCA Antech	172,278 a,b	4,406,871
Vertex Pharmaceuticals	351,668 b	12,663,565
WellCare Health Plans	85,262 a,b	1,897,932
		195,432,173
Industrial--14.1%
Aecom Technology	186,373 b	6,038,485
AGCO	187,918 a,b	5,911,900
AirTran Holdings	237,150 a,b	1,716,966

Alaska Air Group	71,679 a,b	1,652,918
Alexander & Baldwin	81,918 a	2,393,644
Alliant Techsystems	66,656 a,b	5,247,160
AMETEK	218,310	7,064,512
BE Aerospace	205,700 b	3,324,112
Brink's	80,664	2,190,028
Bucyrus International	152,825 a	4,505,281
Carlisle Cos.	124,694	3,906,663
Clean Harbors	39,932 a,b	2,083,252
Con-way	94,246	4,292,905
Copart	130,026 b	4,591,218
Corporate Executive Board	67,328	1,264,420
Corrections Corp. of America	234,282 b	4,043,707
Crane	95,898	2,034,956
Deluxe	101,222	1,584,124
Donaldson	156,908 a	5,964,073
Dycom Industries	79,500 b	1,012,035
Federal Signal	96,263	852,890
FTI Consulting	104,375 a,b	5,681,131
GATX	96,152 a	2,424,953
Graco	121,971 a	3,017,563
Granite Construction	67,772 a	2,296,115
Harsco	163,291	4,492,135
Herman Miller	110,312	1,832,282
HNI	92,070 a	2,051,320
Hubbell, Cl. B	114,732	4,281,798
IDEX	164,147	4,477,930
JB Hunt Transport Services	166,661	4,658,175
JetBlue Airways	415,107 a,b	2,121,197
Joy Global	207,715	7,722,844
Kansas City Southern	186,438 b	3,786,556
KBR	326,198	6,912,136
Kelly Services, Cl. A	55,685	654,856
Kennametal	149,009	3,176,872
Korn/Ferry International	91,691 a,b	1,275,422
Landstar System	104,448	3,831,153
Lennox International	95,879	3,341,383
Lincoln Electric Holdings	84,847 a	3,595,816
Manpower	159,220	7,634,599
Mine Safety Appliances	58,840 a	1,652,816
MPS Group	182,715 b	1,580,485
MSC Industrial Direct, Cl. A	91,307 a	3,582,887
Navigant Consulting	94,783 b	1,127,918
Nordson	67,515 a	3,031,423
Oshkosh	151,705 a	4,164,302
Pentair	199,838 a	5,459,574
Rollins	81,876	1,500,787
Roper Industries	183,987 a	8,798,258
Shaw Group	169,926 b	5,002,621
SPX	99,647	5,263,355
Terex	219,228 a,b	3,327,881
Thomas & Betts	106,138 b	2,827,516
Timken	173,388	3,533,647
Trinity Industries	157,526 a	2,199,063
United Rentals	120,160 a,b	897,595
URS	169,056 b	8,554,234
Valmont Industries	35,127 a	2,522,821
Wabtec	97,220 a	3,271,453
Waste Connections	162,868 b	4,594,506
Watson Wyatt Worldwide, Cl. A	86,770	3,239,992
Werner Enterprises	84,332 a	1,523,036
Woodward Governor	111,962 a	2,198,934

		230,796,589
Information Technology--14.1%
3Com	788,327 a,b	2,971,993
ACI Worldwide	69,750 b	1,051,132
Acxiom	138,100	1,332,665
ADC Telecommunications	191,330 a,b	1,392,882
ADTRAN	111,803 a	2,701,160
Advent Software	31,179 a,b	1,136,475
Alliance Data Systems	118,102 a,b	6,023,202
ANSYS	178,186 b	5,570,094
Arrow Electronics	243,150 b	6,265,975
Atmel	917,423 b	3,825,654
Avnet	307,034 b	7,491,630
Avocent	88,665 a,b	1,375,194
Broadridge Financial Solutions	285,277	4,926,734
Cadence Design Systems	536,330 b	3,164,347
CommScope	166,201 b	4,254,746
Cree	180,831 a,b	5,797,442
Diebold	134,802	3,736,711
Digital River	77,729 a,b	2,747,720
DST Systems	82,986 a,b	3,678,769
Equinix	76,065 a,b	6,216,792
F5 Networks	159,706 b	5,928,287
FactSet Research Systems	84,954	4,816,892
Fair Isaac	100,301 a	1,924,776
Fairchild Semiconductor
International	245,655	2,169,134
Gartner	117,358 a,b	2,006,822
Global Payments	163,420 a	6,912,666
Hewitt Associates, Cl. A	169,682 b	5,078,582
Imation	61,900 a	562,052
Ingram Micro, Cl. A	329,093 b	5,535,344
Integrated Device Technology	334,776 b	2,266,433
International Rectifier	144,377 a,b	2,390,883
Intersil, Cl. A	248,785	3,575,040
Itron	81,236 a,b	4,238,082
Jack Henry & Associates	170,513	3,660,914
Lam Research	256,912 b	7,722,775
Lender Processing Services	171,008	5,845,053
ManTech International, Cl. A	41,398 a,b	2,206,513
Mentor Graphics	188,742 b	1,309,869
Metavante Technologies	183,139 b	5,640,681
Micros Systems	163,548 b	4,479,580
National Instruments	112,944 a	2,848,448
NCR	322,667 b	4,175,311
NeuStar, Cl. A	147,110 b	3,336,455
Palm	280,355 a,b	4,409,984
Parametric Technology	235,950 a,b	3,046,115
Plantronics	96,684	2,288,510
Polycom	170,604 a,b	4,051,845
Quest Software	124,654 b	1,837,400
RF Micro Devices	530,000 b	2,756,000
Rovi	166,686 b	4,360,506
SAIC	414,311 b	7,494,886
Semtech	124,423 a,b	2,289,383
Silicon Laboratories	90,938 b	3,894,875
SRA International, Cl. A	83,270 b	1,640,419
Sybase	169,067 b	6,052,599
Synopsys	293,003 b	5,854,200
Tech Data	102,233 b	3,570,999
Trimble Navigation	243,060 a,b	5,762,953
ValueClick	177,306 b	2,039,019

Vishay Intertechnology	379,934 b	2,701,331
Zebra Technologies, Cl. A	120,947 b	2,955,945
		231,298,878
Materials--7.1%
Airgas	165,978	7,399,299
Albemarle	185,964	5,524,990
AptarGroup	137,757	4,810,474
Ashland	135,793	4,500,180
Cabot	129,549	2,370,747
Carpenter Technology	87,342	1,632,422
Cliffs Natural Resources	266,217 a	7,291,684
Commercial Metals	225,493 a	3,729,654
Cytec Industries	96,774	2,429,027
FMC	147,704	7,184,323
Greif, Cl. A	69,693	3,577,342
Louisiana-Pacific	184,200 a	777,324
Lubrizol	137,081	7,941,102
Martin Marietta Materials	90,479 a	7,787,528
Minerals Technologies	37,112	1,613,259
Olin	158,893	2,191,134
Packaging Corp. of America	208,573 a	4,102,631
Reliance Steel & Aluminum	129,744	4,373,670
RPM International	261,294	4,170,252
Scotts Miracle-Gro, Cl. A	89,564 a	3,497,474
Sensient Technologies	99,269	2,500,586
Sonoco Products	202,933	5,373,666
Steel Dynamics	380,317 a	6,221,986
Temple-Inland	215,200 a	3,370,032
Terra Industries	202,734	5,911,723
Valspar	203,901	5,162,773
Worthington Industries	118,571 a	1,567,509
		117,012,791
Telecommunication Services--.5%
Cincinnati Bell	427,711 b	1,338,735
Syniverse Holdings	103,187 b	1,808,868
Telephone & Data Systems	204,446	5,262,440
		8,410,043
Utilities--6.3%
AGL Resources	156,924	5,275,785
Alliant Energy	224,917	5,883,829
Aqua America	275,848 a	4,981,815
Black Hills	79,517 a	2,068,237
Cleco	123,006 a	2,914,012
DPL	235,766	5,646,596
Energen	145,767	6,023,092
Great Plains Energy	274,690	4,375,812
Hawaiian Electric Industries	186,263 a	3,328,520
IDACORP	96,035 a	2,662,090
MDU Resources Group	373,880	7,526,204
National Fuel Gas	161,656	6,560,000
NSTAR	217,082 a	6,968,332
NV Energy	476,605	5,480,958
OGE Energy	195,252	5,877,085
ONEOK	214,048	7,084,989
PNM Resources	171,233	2,089,043
UGI	220,109	5,819,682
Vectren	164,876	4,049,355
Westar Energy	221,056	4,348,172
WGL Holdings	102,051	3,379,929
		102,343,537
Total Common Stocks
(cost $1,718,165,811)		1,578,616,053

	Principal
Short-Term Investments--.4%	Amount ($)	Value ($)
U.S. Treasury Bills
0.15%, 9/10/09
(cost $6,618,909)	6,620,000 [c]	6,619,126

Other Investment--3.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $56,804,000)	56,804,000 [d]	56,804,000

Investment of Cash Collateral for
Securities Loaned--25.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $412,628,186)	412,628,186 [d]	412,628,186

Total Investments (cost $2,194,216,906)	125.3%	2,054,667,365
Liabilities, Less Cash and Receivables	(25.3%)	(414,872,970)
Net Assets	100.0%	1,639,794,395

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is
$403,020,399 and the total market value of the collateral held by the fund is $412,628,186.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,194,216,906.

Net unrealized depreciation on investments was $139,549,541 of which $222,312,526 related to appreciated investment securities and $361,862,067 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	1,047	65,625,960	September 2009	4,004,339

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	1,578,616,053	-	-	1,578,616,053
U.S. Treasury Securities	-	6,619,126	-	6,619,126
Mutual Funds	469,432,186	-	-	469,432,186
Other Financial Instruments+	4,004,339	-	-	4,004,339
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)